DWS Small Cap Index VIP Investment Objectives and Goals - Class B [Member] - DWS Small Cap Index VIP	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Small Cap Index VIP
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.